CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 98.1%
Aerospace & Defense: 2.3%
185,000		Huntington Ingalls Industries, Inc.	$34,632,000

Banks: 2.6%
225,000		First Republic Bank	39,057,750

Biotechnology: 4.3%
425,000		Horizon Therapeutics PLC	39,665,250
325,000		Neurocrine Biosciences, Inc. [1]	25,681,500
			65,346,750
Building Products: 2.6%
625,000		Masco Corp.	39,581,250

Capital Markets: 3.2%
450,040		Raymond James Financial, Inc.	47,645,735

Commercial Services & Supplies: 2.6%
300,047		Copart, Inc. [1]	38,781,075

Communications Equipment: 2.4%
550,000		Ciena Corp. [1]	36,470,500

Distributors: 2.5%
80,000		Pool Corp.	38,100,000

Electrical Equipment: 1.9%
100,000		Generac Holdings, Inc. [1]	28,238,000

Electronic Equipment, Instruments & Components: 7.5%
225,000		Keysight Technologies, Inc. [1]	37,984,500
85,000		Teledyne Technologies, Inc. [1]	35,821,550
75,000		Zebra Technologies Corp. - Class A [1]	38,184,000
			111,990,050
Entertainment: 2.2%
200,014		Take-Two Interactive Software, Inc. [1]	32,670,287

Equity Real Estate Investment Trusts: 2.5%
200,000		Sun Communities, Inc.	37,792,000

Food Products: 2.8%
425,000		McCormick & Company, Inc. [2]	42,631,750

Health Care Equipment & Supplies: 7.4%
85,010		The Cooper Companies, Inc.	33,859,483
165,000		ResMed, Inc.	37,719,000
175,000		STERIS PLC	39,270,000
			110,848,483

Household Products: 2.4%
350,000		Church & Dwight Co., Inc.	35,927,500

Internet & Direct Marketing Retail: 2.1%
200,000		Etsy, Inc. [1]	31,416,000

IT Services: 2.3%
300,000		Akamai Technologies, Inc. [1]	34,365,000

Life Sciences Tools & Services: 7.7%
110,000		Charles River Laboratories International, Inc. [1]	36,273,600
27,500		Mettler-Toledo International, Inc. [1]	40,498,700
100,000		West Pharmaceutical Services, Inc.	39,322,000
			116,094,300
Machinery: 2.7%
185,000		IDEX Corp.	39,856,400

Professional Services: 2.2%
425,000		Booz Allen Hamilton Holding Corp.	32,610,250

Road & Rail: 2.8%
150,000		Saia, Inc. [1]	42,642,000

Semiconductors & Semiconductor Equipment: 12.3%
400,000		Azenta, Inc.	33,736,000
425,000		Diodes, Inc. [1]	39,435,750
350,000		Entegris, Inc.	41,944,000
90,020		Monolithic Power Systems, Inc.	36,271,758
230,027		Skyworks Solutions, Inc.	33,703,556
			185,091,064
Software: 6.4%
100,023		Paycom Software, Inc. [1]	33,537,712
231,451		Qualys, Inc. [1]	29,658,131
268,000		SPS Commerce, Inc. [1]	33,191,800
			96,387,643
Specialty Retail: 10.4%
275,000		Asbury Automotive Group, Inc. [1]	44,266,750
135,016		Burlington Stores, Inc. [1]	31,989,341
375,000		Floor & Decor Holdings, Inc. - Class A [1]	40,770,000
250,000		Williams-Sonoma, Inc.	40,135,000
			157,161,091
TOTAL COMMON STOCKS
(Cost $880,748,249)			#############

SHORT-TERM INVESTMENTS: 1.8%
Money Market Funds: 1.8%
27,568,435		First American Treasury Obligations Fund - Institutional Class, 0.010% [3]	27,568,435
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,568,435)			27,568,435

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $908,316,684)			1,502,905,313
Other Assets in Excess of Liabilities: 0.1%			2,066,220
TOTAL NET ASSETS: 100.0%			$1,504,971,533

	[1]	Non-income producing security.
	[2]	Non-voting shares.
	[3]	Annualized seven-day effective yield as of January 31, 2022.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,475,336,878	$-	$-	$1,475,336,878
Short-Term Investments	27,568,435	-	-	27,568,435
Total Investments in Securities	$1,502,905,313	$-	$-	$1,502,905,313